Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings

NOTE 21—BORROWINGS

21.1 Analysis by nature

	December 31, 2018							December 31, 2017
(in millions of Euros)	Nominal Value in Currency	Nominal rate	Effective rate	Nominal Value In Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured Pan US ABL (due 2022)	—	Floating	4.51%	—	—	—	—	65
Secured Inventory Based Facility (due 2019)	—	Floating	—	—	—	—	—	—
Senior Unsecured Notes
Constellium N.V. (Issued May 2014, due 2024)	$400	5.75%	6.26%	349	(4)	3	348	332
Constellium N.V. (Issued May 2014, due 2021)	€300	4.63%	5.16%	300	(2)	2	300	298
Constellium N.V. (Issued February 2017, due 2025)	$650	6.63%	7.13%	568	(12)	12	568	541
Constellium N.V. (Issued November 2017, due 2026)	$500	5.88%	6.26%	437	(7)	10	440	413
Constellium N.V. (Issued November 2017, due 2026)	€400	4.25%	4.57%	400	(7)	6	399	395
Unsecured Revolving Credit Facility (due 2021)(A)	—	Floating	—	—	—	—	—	—
Other loans (including Finance leases)	—	—	—	94		2	96	83

Total Borrowings				2,148	(32)	35	2,151	2,127

Of which non-current							2,094	2,021
Of which current							57	106

Constellium N.V. Senior Notes are guaranteed by certain subsidiaries.

(A)	On March 28, 2018, Constellium Issoire entered into a €10 million unsecured Revolving Credit Facility with BPI France, a related party.

21.2 Movements in borrowings

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017
At January 1,	2,127	2,468
Cash flows
Proceeds from issuance of Senior Notes (A) (B)	—	1,440
(Repayments) of Senior Notes (B) (C)	—	(1,559)
(Repayments) / Proceeds from US Revolving Credit Facilities and other loans	(68)	29
Arrangement fees payment	—	(29)
Finance lease repayment and others	(15)	(13)
Non-cash changes
Movement in interests accrued or capitalized	12	(13)
New finance leases	28	17
Deferred arrangement fees, step-up amortization and other	2	7
Effects of changes in foreign exchange rates	65	(220)

At December 31	2,151	2,127

(A)	The proceeds from the Senior Notes issued on November 9, 2017 represented €830 million, converted at the issuance date exchange rate of EUR/USD=1.1630.
(B)

The proceeds from the Senior Notes issued on February 16, 2017 represented €610 million, converted at the issuance date exchange rate of EUR/USD=1.0652. The repurchase of Muscle Shoals Senior Notes was completed on the same day for the same amount.

(C)	The redemption of Secured and Unsecured Notes on November 9, 2017 represented €949 million, converted at the redemption date exchange rate of EUR/USD=1.1630.

21.3 Currency concentration

The composition of the carrying amounts of total borrowings in Euro equivalents is denominated in the currencies shown below:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
U.S. Dollar	1,408	1,387
Euro	726	720
Other currencies	17	20

Total borrowings	2,151	2,127

Covenants

The Group was in compliance with all applicable debt covenants at and for the years ended December 31, 2018 and 2017.

Constellium N.V. Senior Notes

The indentures for our outstanding Senior Notes contain customary terms and conditions, including amongst other things, limitation on incurring or guaranteeing additional indebtedness, on paying dividends, on making other restricted payments, on creating restriction on dividend and other payments to us from certain of our subsidiaries, on incurring certain liens, on selling assets and subsidiary stock, and on merging.

Pan US ABL Facility

This facility contains a fixed charge coverage ratio covenant and EBITDA contribution ratio. Evaluation of compliance is only required if the excess availability falls below 10% of the aggregate revolving loan commitment. It also contains customary affirmative and negative covenants, but no maintenance covenants.